Consolidated Balance Sheets - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	¥ 2,209,439	¥ 4,017,311
Restricted cash	825,467	569,469
Term deposits	349,888	233,505
Short-term investment		89,482
Accounts receivable, net	353,431	162,690
Inventories, net	23,348,077	16,849,935
Prepaid expenses, net	440,661	357,104
Other current assets, net	64,391	304,271
Total current assets	27,591,354	22,583,767
Non-current assets
Restricted cash, non-current	24,771	25,180
Long-term deposits	110,677	9,300
Long-term investments, net	3,306,458	490,437
Property, plant and equipment, net	12,136,986	11,889,701
Solar power systems, net	666,206	476,778
Intangible assets, net	210,564	133,226
Goodwill	730,776	730,776
Operating lease right-of-use assets	2,436,371	2,409,255
Finance lease right-of-use assets	16,871	11,980
Other assets, net	923,479	1,324,027
Total non-current assets	20,563,159	17,500,660
TOTAL ASSETS	48,154,513	40,084,427
Current liabilities
Accounts payable	747,388	559,420
Accrued liabilities	357,608	277,425
Short-term loans	3,865,575	1,692,599
Current portion of long-term loans	4,707,174	7,243,022
Current portion of long-term bonds	58,639	107,601
Deferred revenue	124,278	165,262
Income tax payables	150,335	466,872
Operating lease liabilities, current	479,871	433,725
Finance lease liabilities, current	5,393	4,158
Other current liabilities	1,083,288	1,047,016
Total current liabilities	11,579,549	11,997,100
Non-current liabilities
Long-term loans	21,180,745	14,308,136
Long-term bonds	83,908	97,549
Operating lease liabilities, non-current	1,968,734	1,958,689
Finance lease liabilities, non-current	11,815	8,040
Other liabilities	519,071	534,228
Total non-current liabilities	23,764,273	16,906,642
TOTAL LIABILITIES	35,343,822	28,903,742
EQUITY
Capital stock (900,000 shares authorized, 266,543 and 260,891 shares issued and outstanding as of December 31, 2024 and 2023, respectively, with no stated value)	65,608	100,000
Capital surplus	5,061,566	4,988,126
Treasury stock, at cost (357 and 142 shares as of December 31, 2024 and 2023, respectively)	(22,639)	(13,631)
Retained earnings	4,528,480	3,413,644
Total SYLA Technologies Co., Ltd.’s equity	9,633,015	8,488,139
Noncontrolling interests	3,177,676	2,692,546
TOTAL EQUITY	12,810,691	11,180,685
TOTAL LIABILITIES AND EQUITY	¥ 48,154,513	¥ 40,084,427